Note 9 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2019	2018
Licenses	1,466	1,431
Trade name and trademark	427	414
Patents	412	412
Organization costs	320	320
Total gross value	2,625	2,577
Accumulated amortization for licenses	(699)	(587)
Accumulated amortization for trade name and trademark	(424)	(411)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(320)	(320)
Less: Total accumulated amortization	(1,855)	(1,730)
Total	770	847

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31, 2019
2020	106
2021	97
2022	90
2023	83
2024	83
Total	460